Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of Company's Assets and Liabilities Measured Fair Value On Recurring Basis
The table below presents the Company’s financial assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy:

	As of September 30, 2025
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Mutual funds	$3,836	$—	$—	$3,836
U.S. Government money market funds	41	—	—	41
Committed equity facility	—	—	125	125

Total assets, measured at fair value	$3,877	$—	$125	$4,002

Liabilities:
Unissued shares of common stock	$155	$—	$—	$155
Other earnout shares	—	—	20,561	20,561

Total liabilities, measured at fair value	$155	$—	$20,561	$20,716

	As of December 31, 2024
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government treasury securities	$30,580	$—	$—	$30,580
U.S. Government money market funds	9,247	—	—	9,247
Mutual funds	5,067	—	—	5,067

Total assets, measured at fair value	$44,894	$—	$—	$44,894

Liabilities:
2023 convertible notes	$—	$—	$132,687	$132,687
Pay-to-Play convertible notes	—	—	15,942	15,942
Legacy warrants	—	—	14,711	14,711

Total liabilities, measured at fair value	$—	$—	$163,340	$163,340

The table below presents the Company’s financial assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair hierarchy (in thousands):

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government treasury securities	$30,580	$—	$—	$30,580
U.S. Government money market funds	9,247	—	—	9,247
Mutual funds	5,067	—	—	5,067

Total assets, measured at fair value	$44,894	$—	$—	$44,894

Liabilities:
Pay-to-Play convertible notes	$—	$—	$15,942	$15,942
2023 Convertible notes	—	—	132,687	132,687
Warrant liabilities	—	—	14,711	14,711

Total liabilities, measured at fair value	$—	$—	$163,340	$163,340

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Pay-to-Play convertible notes	$—	$—	$14,641	$14,641
2023 Convertible notes	—	—	18,064	18,064
Warrant liabilities	—	—	3,730	3,730

Total liabilities, measured at fair value	$—	$—	$36,435	$36,435

Summary of Changes Fair Values of Liabilities
The change in the fair values of the Company’s Level 3 instruments during the three and nine months ended September 30, 2025 and 2024, were as follows:

(Amounts in thousands)	Committed equity facility	Pay-to-Play convertible notes	2023 convertible notes	Legacy warrants	Other earnout shares	Total
Balance as of December 31, 2024	$—	$15,942	$132,687	$14,711	$—	$163,340
Issuance of other earnout shares	—	—	—	—	126,024	126,024
Committed equity facility - day one put option	443	—	—	—	—	443
Committed equity facility - drawdown forward contracts	(255)	—	—	—	—	(255)
Change in estimated fair value	(63)	27,232	138,471	60,345	(105,463)	120,522
Conversion to common stock	—	(43,174)	(271,158)	(75,056)	—	(389,388)

Balance as of September 30, 2025	$125	$—	$—	$—	$20,561	$20,686

(Amounts in thousands)	Committed equity facility	Pay-to-Play convertible notes	2023 convertible notes	Legacy warrants	Other earnout shares	Total
Balance as of June 30, 2025	$—	$—	$—	$—	$16,763	$16,763
Committed equity facility - day one put option	443	—	—	—	—	443
Committed equity facility - drawdown forward contracts	(255)	—	—	—	—	(255)
Change in estimated fair value	(63)	—	—	—	3,798	3,735

Balance as of September 30, 2025	$125	$—	$—	$—	$20,561	$20,686

(Amounts in thousands)	Committed equity facility	Pay-to-Play convertible notes	2023 convertible notes	Legacy warrants	Other earnout shares	Total
Balance as of December 31, 2023	$—	$14,641	$18,064	$3,730	$—	$36,435
Issuance of 2023 convertible notes and related warrants	—	—	105,902	4,816	—	110,718
Issuance of common stock warrants	—	—	—	464	—	464
Change in estimated fair value	—	1,336	24,585	(1,255)	—	24,666

Balance as of September 30, 2024	$—	$15,977	$148,551	$7,755	$—	$172,283

(Amounts in thousands)	Committed equity facility	Pay-to-Play convertible notes	2023 convertible notes	Legacy warrants	Other earnout shares	Total
Balance as of June 30, 2024	$—	$16,042	$133,088	$7,665	$—	$156,795
Change in estimated fair value	—	(65)	15,463	90	—	15,488

Balance as of September 30, 2024	$—	$15,977	$148,551	$7,755	$—	$172,283

The change in the fair value of the Level 3 liabilities during the years ended December 31, 2024 and 2023 was as follows (in thousands):

	Pay-to-Play Convertible notes	2023 Convertible notes	Warrant liabilities	Total
Balance at January 1, 2023	$3,139	$—	$529	$3,668
Reinstatement of common stock warrants as preferred stock warrants	—	—	61	61
Issuance of Pay-to-Play convertible notes and related warrants	8,717	—	565	9,282
Common rights offering	142	—	—	142
Issuance of 2023 convertible notes and related warrants	—	11,175	1,125	12,300
Issuance of Pre-funded common stock warrants	—	—	505	505
Change in estimated fair value	2,643	6,889	945	10,477

Balance at December 31, 2023	$14,641	$18,064	$3,730	$36,435
Issuance of 2023 convertible note warrants and related warrants	—	105,902	4,816	110,718
Issuance of Pre-funded common stock warrants	—	—	464	464
Change in estimated fair value	1,301	8,721	5,701	15,723

Balance at December 31, 2024	$15,942	$132,687	$14,711	$163,340